UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND
(Exact name of registrant as specified in charter)

100 Wall St., 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Peter E. Pisapia
100 Wall St., 11th Floor
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 701-4500

Copies of Communications to:

Stephen H. Bier

Allison M. Fumai

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited)

September 30, 2013

Investments	Principal	Value
SENIOR LOANS(a)–120.7%

Aerospace & Defense–2.4%
AM General LLC., Term B Facility, 10.250%, 03/22/18(b)	$1,950,000	$1,806,188
Pelican Products, Inc., Term Loan - First Lien, 7.000%, 07/11/18(b)	1,198,707	1,197,958
Total Aerospace & Defense		3,004,146

Automotive–0.6%
FPC Holdings, Inc., Initial Loans, 5.250%, 11/19/19(b)	730,639	706,893

Banking, Finance, Insurance & Real Estate–0.2%
RJO Holdings Corp., Term Loan, 6.930%, 12/10/15(b)	250,000	225,000

Beverage, Food & Tobacco–6.0%
Advance Pierre Foods, Inc., Term Loan - First Lien, 5.750%, 07/10/17(b)	498,744	502,015
Arctic Glacier U.S.A., Inc., Term Loan - First Lien, 6.000%, 05/10/19(b)	1,994,996	1,994,996
Candy Intermediate Holdings, Inc., Initial Term Loan, 7.500%, 06/18/18	4,987,374	4,825,283
H.J. Heinz Company, Term B-2 Loan, 3.500%, 06/07/20(b)	124,688	125,240
Wendy's International, Inc., Term B Loan, 3.250%, 05/15/19(b)	124,688	124,532
Total Beverage, Food & Tobacco		7,572,066

Capital Equipment–0.4%
Veyance Technologies, Inc., Term Loan, 5.250%, 09/08/17	498,747	498,123

Chemicals, Plastics & Rubber–2.2%
Berry Plastics Group, Term D Loan, 3.500%, 02/08/20	124,687	123,549
Cyanco Intermediate Corp., Initial Term Loans, 5.500%, 05/01/20(b)(c)	500,000	503,125
NuSil Technology LLC, Term Loan, 5.250%, 04/07/17(b)	1,994,505	1,964,588

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Continued)

September 30, 2013

Investments	Principal	Value
Chemicals, Plastics & Rubber–2.2% (continued)
Royal Adhesives And Sealants LLC, Term B Loan, 5.500%, 07/31/18(b)(c)	$125,000	$126,406
Total Chemicals, Plastics & Rubber		2,717,668

Construction & Building–0.4%
Quikrete Holdings, Inc., Initial Loans - Second Lien, 7.000%, 03/19/21(b)	500,000	510,208

Consumer Goods: Durable–3.6%
Neenah Enterprises, Term Loan, 6.750%, 04/26/17	3,000,000	3,006,570
Paladin Brands Holding, Inc., Initial Loan, 6.750%, 08/16/19(b)	1,500,000	1,485,945
Total Consumer Goods: Durable		4,492,515

Consumer Goods: Non-Durable–3.2%
Calceus Acquisition, Inc., Term B-1 Loans, 5.000%, 09/01/20(b)(c)	2,000,000	2,002,500
Visant Corp., Tranche B Term Loan, 5.250%, 12/22/16(b)	2,000,000	1,945,000
Total Consumer Goods: Non-Durable		3,947,500

Energy: Oil & Gas–8.5%
Accudyne Industries, LLC, Specified Refinancing Term Loan, 4.000%, 12/13/19(b)	124,686	123,773
Fieldwood Energy LLC, Closing Date Loan - Second Lien, 8.250%, 09/01/20(b)	3,500,000	3,494,540
Power Buyer LLC, Initial Term Loans - Second Lien, 8.250%, 11/06/20	2,000,000	2,005,000
ProPetro Services, Inc., Term Loan, 7.250%, 09/01/19(b)(c)	1,000,000	1,002,500
Stallion Oilfield Holdings, Inc., Term Loan, 8.000%, 06/19/18(b)	3,990,000	4,032,394
Total Energy: Oil & Gas		10,658,207

Environmental Industries–0.1%
ServiceMaster Co., Tranche B Term Loan, 4.430%, 01/31/17(b)	125,000	122,500

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Continued)

September 30, 2013

Investments	Principal	Value
Forest Products & Paper–5.2%
NewPage Corporation, Term Loan, 7.750%, 12/21/18(b)	$6,443,769	$6,558,145

Healthcare & Pharmaceuticals–10.0%
Alvogen Pharma US Inc., Term Loan, 7.000%, 05/23/18(b)(c)	2,992,500	2,985,019
Bioscrip, Inc., Del Draw Term B Loan, 6.500%, 07/31/20	1,125,000	1,134,844
Bioscrip, Inc., Initial Term Loan, 6.500%, 07/31/20(b)	1,875,000	1,891,406
Envision Acquisition Company LLC, Initial Term Loans - First Lien, 5.750%, 09/01/20(b)	500,000	498,125
Ikaria Acquisition, Inc., Tranche B 1st Lien Term Loan, 7.250%, 07/03/18(b)(c)	2,962,500	2,981,016
Insight Pharmaceuticals, Term Loan - First Lien, 6.250%, 08/25/16(b)	3,000,000	2,998,125
Total Healthcare & Pharmaceuticals		12,488,535

High Tech Industries–13.0%
Attachmate Corporation, Term Loan - Second Lien, 11.000%, 11/22/18	5,000,000	4,945,849
Dell International LLC, Term Loan B, 4.500%, 09/01/20(b)	2,000,000	1,967,500
Deltek, Inc., Term Loan, 10.000%, 10/10/19	2,650,000	2,673,201
RP Crown Parent, LLC, Term Loan - Second Lien, 11.250%, 12/21/19	2,000,000	2,044,060
RP Crown Parent, LLC, First Lien Term Facility, 6.750%, 12/21/18(b)	1,496,231	1,509,735
Tech Finance, US Term Loans, 7.250%, 07/11/20(b)	3,233,922	3,173,609
Total High Tech Industries		16,313,954

Hotel, Gaming & Leisure–12.3%
ALG USA Holdings LLC, Term Loan B-1, 7.000%, 02/28/19(b)(c)	947,713	950,082
ALG USA Holdings LLC, Term Loan B-2, 7.000%, 02/28/19(b)(c)	1,256,270	1,259,411
Caesars Entertainment Operating Company, Inc., Term B-4 Loan, 9.500%, 10/31/16(b)	997,409	997,205
Caesars Entertainment Operating Company, Inc., Term B-6 Loan, 5.429%, 01/28/18(b)	5,000,000	4,546,875
Deluxe Entertainment Services Group Inc., Term Loan, 8.500%, 07/03/17(b)	3,878,788	3,730,095

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Continued)

September 30, 2013

Investments	Principal	Value
Hotel, Gaming & Leisure–12.3% (continued)
Hilton Holdings Inc., Initial Term Loans, 4.000%, 09/23/20(b)	$2,000,000	$1,999,660
MGM Resorts International, Term B Loan, 3.500%, 12/20/19(b)	124,686	124,432
Peninsula Gaming Partners LLC, Term B Loan, 4.250%, 11/20/17	125,000	125,606
Revolution Studios Distribution Company, LLC., Tranche B Term Loan, 3.930%, 12/21/14(b)	1,991,500	1,767,456
Total Hotel, Gaming & Leisure		15,500,822

Media: Advertising, Printing & Publishing–7.0%
Cenveo Corporation, Term B Loan, 6.250%, 02/13/17(b)	1,264,670	1,274,680
Harland Clarke Hldgs., Tranche B-3 Term Loan, 7.000%, 05/22/18(b)	3,975,000	3,938,987
Merrill Communications LLC, Term Loan, 7.250%, 03/08/18	3,540,994	3,567,551
Total Media: Advertising, Printing & Publishing		8,781,218

Media: Broadcasting & Subscription–7.4%
Entravision Communications Corporation, Tranche B Term Loan, 3.500%, 05/31/20(b)	125,000	123,516
Mood Media Corporation, Term Loans - First Lien, 7.000%, 05/06/18(b)	4,976,591	4,993,186
Radio One, Inc., Term Loan, 7.500%, 03/31/16(b)	3,570,863	3,660,134
TWCC Holding Corp., Term Loan - Second Lien, 7.000%, 06/26/20(b)(c)	500,000	514,375
Total Media: Broadcasting & Subscription		9,291,211

Media: Diversified & Production–4.0%
Micro Holding, L.P., Initial Term Loans, 6.250%, 03/18/19	500,000	501,878
RentPath, Inc., Term Loan, 6.250%, 05/29/20(b)	1,995,000	1,955,100
Springer Science & Business Media LLC, Initial Term B-2 Loans, 5.000%, 08/14/20(b)	500,000	497,578
Topps Company, Inc., Term B Loans, 7.250%, 09/01/20(b)(c)	2,000,000	2,010,000
Total Media: Diversified & Production		4,964,556

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Continued)

September 30, 2013

Investments	Principal	Value
Metals & Mining–3.6%
Fairmount Minerals Ltd., Tranche B-2 Term Loan, 5.000%, 09/05/19	$500,000	$501,748
McJunkin Red Man Corporation, Term Loan, 6.000%, 11/08/19(b)	498,741	502,606
Oxbow Carbon LLC, Initial Term Loans - Second Lien, 8.000%, 01/19/20(b)(c)	500,000	512,500
Patriot Coal Corporation, Term Loan - Dip, 9.250%, 12/31/13(b)	3,000,000	3,033,750
Total Metals & Mining		4,550,604

Retail–4.2%
Sports Authority, Inc., Term B Loan, 7.500%, 11/16/17(b)(c)	3,989,744	4,014,679
Steinway Musical Instruments, Inc., Term Loan - Second Lien, 9.250%, 09/19/20(b)(c)	1,200,000	1,206,000
Total Retail		5,220,679

Services: Business–7.4%
Affinion Group Holdings, Inc., Tranche B Term Loan, 6.500%, 10/09/16(b)	2,992,261	2,912,877
Arsloane Acquisition, LLC, Tranche B Term Loan - First Lien, 7.500%, 09/01/20(b)	1,000,000	1,000,000
Crossmark Holdings, Term Loans - Second Lien, 8.750%, 12/21/20(b)(c)	500,000	500,000
GENEX Services, Inc., Initial Term Loan - Second Lien, 9.250%, 01/26/19(c)	389,750	391,699
Pre-Paid Legal Services, Inc., Term Loan - Second Lien, 9.750%, 07/01/20(b)	2,000,000	1,985,000
Presidio, Inc., Term Loan, 5.750%, 03/31/17	1,994,962	1,998,294
SNL Financial LLC, Term Loan, 5.500%, 10/23/18	436,282	439,009
Total Services: Business		9,226,879

Services: Consumer–0.2%
Ancestry.com Inc., Term B-2 Loan, 4.250%, 05/15/18(b)	118,421	118,520
Orbitz Worldwide Inc., Term C Loan, 5.750%, 03/25/19(b)	124,688	125,467
Total Services: Consumer		243,987

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Continued)

September 30, 2013

Investments	Principal	Value
Sovereign & Public Finance–1.3%
St. George's University Scholastic Services LLC, Term Loan, 8.500%, 12/20/17(b)	$1,608,645	$1,622,721

Telecommunications–15.0%
Alaska Communications Systems Holdings, Inc., Term Loan, 6.250%, 10/21/16(b)	2,984,337	2,969,430
Avaya Inc., Term Loan B-5, 8.000%, 03/31/18(b)	3,988,396	3,786,842
Cincinnati Bell Inc., Tranche B Term Loan, 4.000%, 09/10/20(b)	125,000	124,484
Fairpoint Communications, Inc., Term Loan, 7.500%, 02/14/19(b)	7,979,950	8,053,644
LTS Buyer LLC, Initial Loans - Second Lien, 8.000%, 04/12/21(b)(c)	1,000,000	1,015,000
Ntelos Inc., Term B Advance, 5.750%, 11/09/19(b)	1,994,962	1,990,474
TNS, Inc., Initial Term Loans - Second Lien, 9.000%, 08/14/20(b)	850,000	861,688
Total Telecommunications		18,801,562

Transportation: Commercial–2.3%
American Commercial Lines, Initial Term Loan - First Lien, 7.500%, 09/22/19(b)	2,992,481	2,917,669

Transportation: Consumer–0.2%
American Airlines, Class B - Term Loan, 4.750%, 06/27/19(b)	124,688	124,142
Delta Air Lines, Inc., Term B-1 Loans, 4.000%, 10/18/18(b)	124,686	125,231
Total Transportation: Consumer		249,373

Total Senior Loans (Cost $151,604,830)		151,186,741

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Continued)

September 30, 2013

Investments	Principal	Value
CORPORATE BONDS–10.0%

Banking, Finance, Insurance & Real Estate–3.2%
Hockey Merger Sub 2 Inc., 7.875%, 10/01/21‡(b)	$2,000,000	$2,005,000
Nuveen Investments, Inc., 9.500%, 10/15/20‡(b)	2,000,000	1,940,938
Total Banking, Finance, Insurance & Real Estate		3,945,938

Beverage, Food & Tobacco–0.4%
Innovation Ventures, 9.500%, 08/15/19‡(b)	500,000	453,095

Containers, Packaging & Glass–1.6%
Reynolds Group Holdings Inc., 8.250%, 02/15/21(b)	2,000,000	2,024,318

Hotel, Gaming & Leisure–1.5%
Paris Las Vegas Holding, LLC., 11.000%, 10/01/21‡(b)	2,000,000	1,932,400

Services: Business–1.7%
First Data Corporation, 11.250%, 01/15/21‡(b)	2,000,000	2,099,375

Telecommunications–1.6%
Sprint Corp., 7.875%, 09/15/23‡(b)	2,000,000	2,040,000

Total CORPORATE BONDS (Cost $12,658,730)		12,495,126

MONEY MARKET FUND–65.3%

	Shares
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.03%(d) (Cost $81,881,278)	81,881,278	81,881,278

Total Investments in Securities - 196.0% (Cost $246,144,838)		245,563,145
Liabilities in Excess of Other Assets–(96.0%)		(120,251,116)
Net Assets–100.0%		$125,312,029

____________

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Continued)

September 30, 2013

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(d)	Rate shown reflects the 7-day yield as of September 30, 2013.

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (Unaudited) (Concluded)

September 30, 2013

% of
SUMMARY OF SCHEDULE OF INVESTMENTS	Net Assets
Aerospace & Defense	2.4%
Automotive	0.6
Banking, Finance, Insurance & Real Estate	3.4
Beverage, Food & Tobacco	6.4
Capital Equipment	0.4
Chemicals, Plastics & Rubber	2.2
Construction & Building	0.4
Consumer Goods: Durable	3.6
Consumer Goods: Non-Durable	3.2
Containers, Packaging & Glass	1.6
Energy: Oil & Gas	8.5
Environmental Industries	0.1
Forest Products & Paper	5.2
Healthcare & Pharmaceuticals	10.0
High Tech Industries	13.0
Hotel, Gaming & Leisure	13.8
Media: Advertising, Printing & Publishing	7.0
Media: Broadcasting & Subscription	7.4
Media: Diversified & Production	4.0
Metals & Mining	3.6
Retail	4.2
Services: Business	9.1
Services: Consumer	0.2
Sovereign & Public Finance	1.3
Telecommunications	16.6
Transportation: Commercial	2.3
Transportation: Consumer	0.2
Money Market Fund	65.3
Total Investments	196.0
Liabilities in Excess of Other Assets	(96.0)
Net Assets	100.0%

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

THL Credit Senior Loan Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes ("Bank Loans"). The Fund's investment adviser is Four Wood Capital Advisors LLC (the "Adviser" or "FWCA"). FWCA has engaged THL Credit Advisors LLC (the "Subadviser" or "THL Credit") to serve as the subadviser to the Fund.

The Fund is not intended as, and you should not construe it to be, a complete investment program. There can be no guarantee that the Fund will achieve its investment objective or that its investment strategy will be successful. The Fund’s investment objective may be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (defined below) in Bank Loans.  The Bank Loans in which the Fund will invest are fully collateralized, first lien corporate loans and notes.  The Fund defines Managed Assets as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than the liabilities representing borrowings for investment purposes).

Bank Loans are generally non-investment grade floating rate instruments that are secured by assets of the borrower.  They generally hold a senior position in the capital structure of a borrower.  Thus, they are generally repaid before unsecured Bank Loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Risks associated with Bank Loans include (i) the borrower’s inability to meet principal and interest payments and interest payments on its obligations; (ii) the fact that prepayments may occur at any time without premium or penalty and that the exercise of prepayment rights during periods of declining spreads could cause the Fund to reinvest prepayment proceeds in lower-yielding investments, and (iii) price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the borrower and general market liquidity.

Second lien loans are generally second in line in terms of repayment priority.  Second lien loans generally are subject to similar risks as those associated with investments in Bank Loans.  In addition, because second lien loans are subordinated in payment and/or lower in lien priority to Bank Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.  Second lien loans are not considered Bank Loans for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a Valuation Committee (“Committee”), subject to the Board’s supervision and direction, through the adoption of Valuation Procedures for valuation of the Fund’s securities. The Committee consists of certain designated individuals of the Fund’s Adviser and Subadviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review by the Board at its next regularly scheduled quarterly meeting.

The Fund’s securities are valued by various methods, as described below:

Bank Loans shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Subadviser shall seek to obtain an evaluation bid price from at least two independent brokers who make a market in the position. The price of the position would be deemed to be an average of such bid prices.

Fixed Income Securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

3. FAIR VALUE MEASUREMENT

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At September 30, 2013, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s assets carried at fair value:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans	-	$129,212,429	$21,974,312	$151,186,741
Corporate Bonds	-	12,495,126	-	12,495,126
Money Market Fund	-	81,881,278	-	81,881,278
Total Investments	-	$223,588,833	$21,974,312	$245,563,145

At September 30, 2013, the Funds did not hold any Level 1 securities. During the period, the Fund made purchases of Level 3 assets of $22,029,238 and had unrealized net depreciation of $54,926. Level 3 fair value measurements as of September 30, 2013 were valued using a third-party vendor pricing service, which aggregates broker/dealer quotes. Please refer to the Fund’s Schedule of Investments to view Fixed Income securities segregated by industry type, including those that have been identified as a Level 3 security.

4. FEDERAL INCOME TAX

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation

THL Credit Senior Loan Fund	$246,144,838	$223,171	$(804,864)	$(581,693)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/13

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/25/13

* Print the name and title of each signing officer under his or her signature.